ING Equity Trust

ING Real Estate Fund (“Fund”)

Supplement dated April 28, 2008 to the

Class A, Class B, Class C and Class M Prospectus; Class I and Class Q Prospectus

and Class O Prospectus, each dated September 28, 2007 and to the

Class W Prospectus dated December 17, 2007

The Board of Trustees of ING Equity Trust (“Board”) approved changes in the Fund’s principal investment strategies.  Effective April 28, 2008, the Class A, Class B, Class C and Class M Prospectus, the Class I and Class Q Prospectus, the Class O Prospectus and the Class W Prospectus are supplemented to reflect the following:

1.               The section entitled “ING Real Estate Fund - Principal Investment Strategies” on page 4 of the Class A, Class B, Class C and Class M Prospectus, the Class I and Class Q Prospectus, the Class W Prospectus and page 13 of the Class O Prospectus is hereby amended to add the following:

The Fund may also invest in convertible securities, initial public offerings and Rule 144A securities.

2.               The section entitled “ING Real Estate Fund - Risks” on page 4 of the Class A, Class B, Class C and Class M Prospectus, the Class I and Class Q Prospectus and the Class W Prospectus and page 13 of the Class O Prospectus is amended to add the following:

Convertible Securities– the value of convertible securities may fall when interest rates rise.  Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities.  The Fund could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Rule 144A Securities– Rule 144A securities are securities that are not registered, but which are bought and sold solely by institutional investors.  The Fund may consider Rule 144A securities to be “liquid” although the market for such securities typically is less active than public securities markets and may lead to a decreased ability to sell these securities.

3.               The section entitled “More Information About Risks - Principal Risks – Convertible Securities” on page 50 of the Class A, Class B, Class C and Class M Prospectus; page 41 of the Class I and Class Q Prospectus; page 21 of the Class O Prospectus and page 31 of the Class W Prospectus is amended to add ING Real Estate Fund to the list of Funds able to invest in convertible securities:

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4.               The section entitled “More Information About Risks” on page 50 of the Class A, Class B, Class C and Class M Prospectus; page 41 of the Class I and Class Q Prospectus; page 21 of the Class O Prospectus and page 31 of the Class W Prospectus, is amended to add the following:

Rule 144A Securities (ING Real Estate Fund) - Rule 144A Securities are securities that are not registered, but which are bought and sold solely by institutional investors.  The Fund may consider Rule 144A Securities to be “liquid” although the market for such securities typically is less active than public securities markets and may lead to less ability to sell securities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE